Income Taxes	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 13: INCOME TAXES

The Company has a net operating loss carryforward for tax purposes totaling approximately $98,472 at June 30, 2019. Internal Revenue Code Section 382 places a limitation on the amount of taxable income that can be offset by carryforwards after certain ownership shifts.

The provision (benefit) for income taxes for the three months ended June 30, 2019 and 2018 differs from the amount expected as a result of applying statutory tax rates to the losses before income taxes principally due to establishing a valuation allowance to fully offset the potential income tax benefit. Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carry-forwards are expected to be available to reduce taxable income. As the achievement of required taxable income is uncertain, the Company has recorded a full valuation allowance against deferred tax assets.

The Company's deferred tax assets are summarized as follows:

	June 30, 2019	March 31, 2019
	(Unaudited)
Net operating loss carryover	$20,679	$23,327
Depreciable and amortizable assets	1,748	1,761
Share-based compensation	3,708	3,586
Accrued liabilities	57	57
Allowance for bad debts	120	120
Warrant derivative liabilities	(2,686)	(2,884)
Other	382	381
Less: valuation allowance	(24,008)	(26,348)
Net deferred tax asset	$-	$-

After consideration of all the evidence, both positive and negative, management has recorded a full valuation allowance at June 30, 2019 and March 31, 2019, due to the uncertainty of realizing the deferred income tax assets. The valuation allowance decreased by $2,340 in the three months ended June 30, 2019. The Company has not identified any uncertain tax positions and has not received any significant notices from tax authorities.

NOTE 15: INCOME TAXES

The Company accounts for income taxes under ASC Topic 740: Income Taxes which requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and the tax basis of assets and liabilities, and for the expected future tax benefit to be derived from tax losses and tax credit carryforwards.  ASC Topic 740 additionally requires the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets. The Company has a net operating loss carryforward for tax purposes totaling approximately $98,293 at March 31, 2019, expiring through the year 2039. Internal Revenue Code Section 382 places a limitation on the amount of taxable income that can be offset by carryforwards after certain ownership shifts. During fiscal year 2019, the Company has not reviewed, if an ownership change has occurred, as of the statement date. If such a change has occurred, the new operation losses could be limited or eliminated.

The table below summarizes the differences between the tax benefit computed at the statutory federal tax rate and the Company’s net income tax benefit for the years ended March 31:

	2019	2018
Tax benefit computed at expected statutory rate	$(2,867)	$(10,343)
State income taxes	2	22
Permanent differences:
Share-based compensation	182	1,288
Goodwill impairment	-	226
Change in fair value of derivative liabilities	(664)	(3,261)
Temporary differences:
Share-based compensation	546	2,289
Property and equipment	(48)	399
Intangible assets	640	232
Other adjustments	42	(66)
Increase in valuation allowance	2,169	9,214
Net income tax benefit	$-	$-

The table below summarizes the differences between the statutory federal rate and the Company’s effective tax rate as follows for the years ended March 31:

	2019	2018
Federal statutory rate (benefit)	(21.0)%	(31.5)%
Temporary differences	(3.5)%	(15.2)%
Permanent differences	8.6%	24.8%
Change in valuation allowance	15.9%	21.9%
Effective Tax Rate	0%	0%

The Company has deferred tax assets which are summarized as follows at March 31:

	2019	2018
Net operating loss carryover	$23,327	$23,230
Depreciable and amortizable assets	1,761	1,168
Share-based compensation	3,586	2,858
Accrued liabilities	57	58
Inventory reserve	-	3
Allowance for bad debts	120	13
Change in fair value of derivative liabilities	(2,884)	(1,956)
Effect of reduction in tax rate	-	(994)
Other	381	328
Less: valuation allowance	(26,348)	(24,708)
Net deferred tax asset	$-	$-

After consideration of all the evidence, both positive and negative, management has recorded a full valuation allowance at March 31, 2019, due to the uncertainty of realizing the deferred income tax assets. The valuation was increased by approximately $1,640 as a result of $3,874 of differences relating to fiscal 2019 operations. The Company has not identified any uncertain tax positions and has not received any notices from tax authorities.

On December 22, 2017, the Tax Cuts and Jobs Act, (the “TCJA”) was enacted.  The TCJA includes a number of changes to existing U.S. tax laws that impact the Company, most notably a reduction of the U.S. corporate tax rate from 35% to 21%, for tax years beginning after December 31, 2017. The Company has recorded a full valuation allowance against its net deferred tax asset, and therefore, the tax effects of the of enactment of the TCJA as written did not result in a remeasurement of the Company’s net deferred tax asset.